Business Segments (Revenue by Product Lines) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from External Customer [Line Items]
Revenues	$ 272,948	$ 267,037	$ 274,003	$ 250,231	$ 247,700	$ 198,709	$ 201,115	$ 171,096	$ 1,064,219	$ 818,620	$ 587,635
Percentage of net sales									100.00%	100.00%	100.00%
Sales
Revenue from External Customer [Line Items]
Revenues									$ 1,064,219	$ 818,620	$ 587,635
Percentage of net sales									100.00%	100.00%	100.00%
Operating Segments | Sales | Drilling Technologies
Revenue from External Customer [Line Items]
Revenues									$ 178,260	$ 168,816	$ 135,051
Percentage of net sales									16.60%	20.60%	23.30%
Operating Segments | Sales | Downhole Technologies
Revenue from External Customer [Line Items]
Revenues									$ 104,974	$ 76,010	$ 59,545
Percentage of net sales									9.90%	9.30%	10.10%
Operating Segments | Sales | Subsea Technologies
Revenue from External Customer [Line Items]
Revenues									$ 50,785	$ 65,697	$ 88,414
Percentage of net sales									4.80%	8.00%	15.00%
Operating Segments | Sales | Stimulation and Intervention
Revenue from External Customer [Line Items]
Revenues									$ 228,721	$ 148,666	$ 72,241
Percentage of net sales									21.50%	18.20%	12.30%
Operating Segments | Sales | Coiled Tubing
Revenue from External Customer [Line Items]
Revenues									$ 144,386	$ 35,516	$ 0
Percentage of net sales									13.60%	4.30%	0.00%
Operating Segments | Sales | Production Equipment
Revenue from External Customer [Line Items]
Revenues									$ 141,169	$ 124,323	$ 77,166
Percentage of net sales									13.30%	15.20%	13.10%
Operating Segments | Sales | Valve Solutions
Revenue from External Customer [Line Items]
Revenues									$ 220,238	$ 202,964	$ 156,588
Percentage of net sales									20.70%	24.80%	26.60%
Eliminations
Revenue from External Customer [Line Items]
Revenues									$ (4,314)	$ (3,372)	$ (1,370)
Eliminations | Sales
Revenue from External Customer [Line Items]
Revenues									$ (4,314)	$ (3,372)	$ (1,370)
Percentage of net sales									(0.40%)	(0.40%)	(0.40%)